Research and Development Costs	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Research And Development Costs
Research and Development Costs
12.	Research and Development Costs

	Three month period ended		Six month period ended
	January 31,		January 31,
	2021	2020	2021	2020

Wages and Salaries	$143,283	$265,978	$219,724	$513,427
Clinical Trials and Investigational drug costs	11,286	902,404	109,144	1,579,435
Office Rent	9,472	10,915	16,576	22,062
Licensing	-	27,908	-	77,325
Insurance product	390	-	2,110	2,017
Patents	-	8,846	-	26,431
	$203,431	$1,216,051	$386,554	$2,220,697

13. Research and Development Costs

	Year ended
	July 31,
	2020	2019	2018

Wages and Salaries	$728,823	$855,864	$558,114
Clinical Trials and Investigational drug costs	2,104,366	3,605,738	2,194,327
Office Rent	33,707	51,316	69,871
Licensing	2,110	241,990	34,967
Supplies	-	25,715	81,915
Insurance product	49,184	5,012	5,596
Patents	61,954	131,652	167,789
	$2,980,144	$4,917,287	$3,112,579